Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Strategy Trust
Entity Central Index Key	0001423227
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000061366 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Class A
Trading Symbol	AWTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class A / AWTAX	$60	1.24%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.24%
Net Assets	$ 541,284,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$541,284
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Water Utilities	35%
Machinery	21%
Commercial Services & Supplies	12%
Building Products	7%
Multi-Utilities	5%
Trading Companies & Distributors	4%
Chemicals	4%
Construction & Engineering	4%
Electronic Equipment, Instruments & Components	4%
Life Sciences Tools & Services	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000061367 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Class C
Trading Symbol	AWTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class C / AWTCX	$96	1.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.99%
Net Assets	$ 541,284,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$541,284
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Water Utilities	35%
Machinery	21%
Commercial Services & Supplies	12%
Building Products	7%
Multi-Utilities	5%
Trading Companies & Distributors	4%
Chemicals	4%
Construction & Engineering	4%
Electronic Equipment, Instruments & Components	4%
Life Sciences Tools & Services	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000066034 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Water Fund
Class Name	Institutional Class
Trading Symbol	AWTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Institutional Class / AWTIX	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 541,284,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$541,284
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Water Utilities	35%
Machinery	21%
Commercial Services & Supplies	12%
Building Products	7%
Multi-Utilities	5%
Trading Companies & Distributors	4%
Chemicals	4%
Construction & Engineering	4%
Electronic Equipment, Instruments & Components	4%
Life Sciences Tools & Services	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000075799 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Class A
Trading Symbol	PALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class A / PALAX	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 133,189,000
Holdings Count | Holding	407
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$133,189
Total number of portfolio holdings	407
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		34%
Banks	3%
Software	3%
Insurance	2%
All other Common Stocks	26%
Affiliated Mutual Funds		20%
Corporate Bonds and Notes		17%
Electric Utilities	4%
Banks	3%
Financial Services	1%
All other Corporate Bonds and Notes	9%
Mortgage-Backed Securities		11%
U.S. Government Securities		7%
Asset-Backed Securities		5%
Convertible Bonds and Notes		3%
Software	1%
Internet	1%
Commercial Services	1%
Other (includes short-term investment)		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000075793 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Class C
Trading Symbol	PALCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class C / PALCX	$62	1.27%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.27%
Net Assets	$ 133,189,000
Holdings Count | Holding	407
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$133,189
Total number of portfolio holdings	407
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		34%
Banks	3%
Software	3%
Insurance	2%
All other Common Stocks	26%
Affiliated Mutual Funds		20%
Corporate Bonds and Notes		17%
Electric Utilities	4%
Banks	3%
Financial Services	1%
All other Corporate Bonds and Notes	9%
Mortgage-Backed Securities		11%
U.S. Government Securities		7%
Asset-Backed Securities		5%
Convertible Bonds and Notes		3%
Software	1%
Internet	1%
Commercial Services	1%
Other (includes short-term investment)		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000075797 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Institutional Class
Trading Symbol	PALLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Institutional Class / PALLX	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 133,189,000
Holdings Count | Holding	407
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$133,189
Total number of portfolio holdings	407
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		34%
Banks	3%
Software	3%
Insurance	2%
All other Common Stocks	26%
Affiliated Mutual Funds		20%
Corporate Bonds and Notes		17%
Electric Utilities	4%
Banks	3%
Financial Services	1%
All other Corporate Bonds and Notes	9%
Mortgage-Backed Securities		11%
U.S. Government Securities		7%
Asset-Backed Securities		5%
Convertible Bonds and Notes		3%
Software	1%
Internet	1%
Commercial Services	1%
Other (includes short-term investment)		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000160541 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Global Allocation Fund
Class Name	Class R6
Trading Symbol	AGASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class R6 / AGASX	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 133,189,000
Holdings Count | Holding	407
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$133,189
Total number of portfolio holdings	407
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		34%
Banks	3%
Software	3%
Insurance	2%
All other Common Stocks	26%
Affiliated Mutual Funds		20%
Corporate Bonds and Notes		17%
Electric Utilities	4%
Banks	3%
Financial Services	1%
All other Corporate Bonds and Notes	9%
Mortgage-Backed Securities		11%
U.S. Government Securities		7%
Asset-Backed Securities		5%
Convertible Bonds and Notes		3%
Software	1%
Internet	1%
Commercial Services	1%
Other (includes short-term investment)		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000086658 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class A
Trading Symbol	ANZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class A / ANZAX	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 1,248,068,000
Holdings Count | Holding	114
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,248,068
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period	84%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	10%
Internet	10%
Electric Utilities	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000086659 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class C
Trading Symbol	ANZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class C / ANZCX	$86	1.73%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.73%
Net Assets	$ 1,248,068,000
Holdings Count | Holding	114
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,248,068
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period	84%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	10%
Internet	10%
Electric Utilities	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000086661 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Institutional Class
Trading Symbol	ANNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Institutional Class / ANNPX	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 1,248,068,000
Holdings Count | Holding	114
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,248,068
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period	84%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	10%
Internet	10%
Electric Utilities	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000235255 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Convertible Fund
Class Name	Class R6
Trading Symbol	VAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class R6 / VAADX	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 1,248,068,000
Holdings Count | Holding	114
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$1,248,068
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period	84%

Holdings [Text Block]
Asset Allocation(1)
Convertible Bonds and Notes		86%
Software	10%
Internet	10%
Electric Utilities	7%
All other Convertible Bonds and Notes	59%
Convertible Preferred Stocks		13%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000086672 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Class A
Trading Symbol	AOPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class A / AOPAX	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
Net Assets	$ 45,064,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$45,064
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Banks	10%
Oil, Gas & Consumable Fuels	7%
Beverages	6%
Metals & Mining	5%
Specialty Retail	4%
Insurance	4%
Construction & Engineering	3%
Textiles, Apparel & Luxury Goods	3%
Trading Companies & Distributors	3%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000086673 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Class C
Trading Symbol	AOPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class C / AOPCX	$98	2.00%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.00%
Net Assets	$ 45,064,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$45,064
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Banks	10%
Oil, Gas & Consumable Fuels	7%
Beverages	6%
Metals & Mining	5%
Specialty Retail	4%
Insurance	4%
Construction & Engineering	3%
Textiles, Apparel & Luxury Goods	3%
Trading Companies & Distributors	3%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000086675 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	ALOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Institutional Class / ALOIX	$51	1.04%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
Net Assets	$ 45,064,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$45,064
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Banks	10%
Oil, Gas & Consumable Fuels	7%
Beverages	6%
Metals & Mining	5%
Specialty Retail	4%
Insurance	4%
Construction & Engineering	3%
Textiles, Apparel & Luxury Goods	3%
Trading Companies & Distributors	3%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000165874 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus International Small-Cap Fund
Class Name	Class R6
Trading Symbol	AIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class R6 / AIISX	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 45,064,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$45,064
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Banks	10%
Oil, Gas & Consumable Fuels	7%
Beverages	6%
Metals & Mining	5%
Specialty Retail	4%
Insurance	4%
Construction & Engineering	3%
Textiles, Apparel & Luxury Goods	3%
Trading Companies & Distributors	3%
Financial Services	3%
Other (includes short-term investment)	52%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000103876 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class A
Trading Symbol	ASHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class A / ASHAX	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 650,610,000
Holdings Count | Holding	160
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$650,610
Total number of portfolio holdings	160
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		86%
Financials	17%
Energy	17%
Industrials	9%
All other Corporate Bonds and Notes	43%
Leveraged Loans		11%
Short-Term Investment		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000103877 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class C
Trading Symbol	ASHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class C / ASHCX	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 650,610,000
Holdings Count | Holding	160
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$650,610
Total number of portfolio holdings	160
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		86%
Financials	17%
Energy	17%
Industrials	9%
All other Corporate Bonds and Notes	43%
Leveraged Loans		11%
Short-Term Investment		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000103878 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	ASHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Institutional Class / ASHIX	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 650,610,000
Holdings Count | Holding	160
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$650,610
Total number of portfolio holdings	160
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		86%
Financials	17%
Energy	17%
Industrials	9%
All other Corporate Bonds and Notes	43%
Leveraged Loans		11%
Short-Term Investment		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000177646 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Income Fund
Class Name	Class R6
Trading Symbol	ASHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class R6 / ASHSX	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 650,610,000
Holdings Count | Holding	160
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$650,610
Total number of portfolio holdings	160
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		86%
Financials	17%
Energy	17%
Industrials	9%
All other Corporate Bonds and Notes	43%
Leveraged Loans		11%
Short-Term Investment		3%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000118783 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Emerging Markets Value Fund
Class Name	Class A
Trading Symbol	AZMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Class A / AZMAX	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 15,123,000
Holdings Count | Holding	94
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$15,123
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	23%
Financials	15%
Communication Services	9%
Industrials	7%
Energy	5%
Materials	5%
Other	8%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000118784 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Emerging Markets Value Fund
Class Name	Class C
Trading Symbol	AZMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Class C / AZMCX	$93	1.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.89%
Net Assets	$ 15,123,000
Holdings Count | Holding	94
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$15,123
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	23%
Financials	15%
Communication Services	9%
Industrials	7%
Energy	5%
Materials	5%
Other	8%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000118780 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	AZMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Institutional Class / AZMIX	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 15,123,000
Holdings Count | Holding	94
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$15,123
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	28%
Consumer Discretionary	23%
Financials	15%
Communication Services	9%
Industrials	7%
Energy	5%
Materials	5%
Other	8%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.